Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,982,651.66

Principal:
Principal Collections	$22,413,032.78
Prepayments in Full	$12,901,277.02
Liquidation Proceeds	$156,260.72
Recoveries	$46,991.38
Sub Total	$35,517,561.90
Collections	$37,500,213.56

Purchase Amounts:
Purchase Amounts Related to Principal	$27,399.86
Purchase Amounts Related to Interest	$151.47
Sub Total	$27,551.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,527,764.89

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,527,764.89
Servicing Fee	$990,253.61	$990,253.61	$0.00	$0.00	$36,537,511.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,537,511.28
Interest - Class A-2 Notes	$92,554.55	$92,554.55	$0.00	$0.00	$36,444,956.73
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$36,300,165.23
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$36,242,794.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,242,794.48
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$36,216,810.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,216,810.06
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$36,193,999.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,193,999.39
Regular Principal Payment	$40,295,742.84	$36,193,999.39	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$37,527,764.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,193,999.39
Total					$36,193,999.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,193,999.39	$74.43	$92,554.55	$0.19	$36,286,553.94	$74.62
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$36,193,999.39	$27.51	$343,511.89	$0.26	$36,537,511.28	$27.77

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$444,261,823.33	0.9136114	$408,067,823.94	0.8391795
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,068,821,823.33	0.8122981	$1,032,627,823.94	0.7847909

Pool Information
Weighted Average APR	2.190%	2.175%
Weighted Average Remaining Term	55.83	54.98
Number of Receivables Outstanding	38,684	37,958
Pool Balance	$1,188,304,327.80	$1,152,747,755.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,094,667,228.26	$1,062,264,878.23
Pool Factor	0.8312272	0.8063551

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$90,482,877.20
Targeted Overcollateralization Amount	$124,221,674.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$120,119,931.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$58,601.99
(Recoveries)		4	$46,991.38
Net Loss for Current Collection Period			$11,610.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0117%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0446%
Second Prior Collection Period			0.2462%
Prior Collection Period			0.1225%
Current Collection Period			0.0119%
Four Month Average (Current and Prior Three Collection Periods)			0.1063%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		378	$530,570.73
(Cumulative Recoveries)			$47,961.38
Cumulative Net Loss for All Collection Periods			$482,609.35
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0338%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,403.63
Average Net Loss for Receivables that have experienced a Realized Loss			$1,276.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	108	$3,804,682.75
61-90 Days Delinquent	0.03%	10	$308,966.48
91-120 Days Delinquent	0.00%	1	$50,774.51
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.36%	119	$4,164,423.74

Repossession Inventory:
Repossessed in the Current Collection Period		10	$377,357.57
Total Repossessed Inventory		24	$869,258.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0380%
Prior Collection Period			0.0491%
Current Collection Period			0.0290%
Three Month Average			0.0387%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0312%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	7

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	105	$3,711,546.76
2 Months Extended	93	$3,853,004.94
3+ Months Extended	5	$218,981.81

Total Receivables Extended	203	$7,783,533.51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer